Submission	Apr. 29, 2025
Submission [Line Items]
Central Index Key	0001182641
Registrant Name	CINTAS CORP NO 2
Registration File Number	333-276421-03
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES